Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net loss for the year	$ (768,043)	$ (28,282,880)	$ (41,907,079)	$ (22,639,272)
Items not involving cash:
Amortization	14,095	6,175	32,555	29,041
Stock based compensation	228,576	251,357	1,651,119	1,505,625
Other share compensation				66,234
Warrant liability-fair value adjustment	(1,117,476)	10,476,625	(19,800,645)	(17,095,220)
Warrant liability-foreign exchange adjustment	(51,091)	(106,057)	17,687	(984,462)
Non-cash issuance costs	26,240		744,501
Non-cash settlement included in payables	250,574
Changes in non-cash working capital items:
Amounts receivable, prepaid expenses and deposits	173,420	(1,577,929)	8,336,486	(6,508,259)
Accounts payable and accrued liabilities	(1,227,919)	47,756	4,965,008	4,229,536
Cash used in operating activities	(2,471,624)	(19,184,953)	(45,960,368)	(41,396,777)
Financing activities:
Net proceeds from issuance of common shares and warrants	3,477,427	31,377,908	35,766,754	27,158,114
Repayment of lease liabilities	(3,946)		(5,100)
Cash provided by financing activities	3,473,481	31,377,908	35,761,654	27,158,114
Investing Activities:
Cost of Patents	(56,130)	(53,758)	(458,037)	(420,587)
Cash used in investing activities	(56,130)	(53,758)	(458,037)	(420,587)
Decrease in cash and cash equivalents	945,727	12,139,197	(10,656,751)	(14,659,250)
Cash and cash equivalents, beginning of the year	814,492	11,471,243	11,471,243	26,130,493
Cash and cash equivalents, end of the year	1,760,219	23,610,440	814,492	11,471,243
Cash and cash equivalents comprise:
Cash	1,495,982	582,622	141,768	100,130
Cash equivalents	264,237	23,027,818	672,724	11,371,113
Cash and cash equivalents, end of the year	$ 1,760,219	$ 23,610,440	$ 814,492	$ 11,471,243